ACCOUNT PAYABLE - RELATED PARTY (Details Narrative)	Jul. 31, 2025 USD ($)
Mr Ka Miew Hon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owed loan	$ 10,565